Fixed Assets, at Cost, Less Accumulated Depreciation	12 Months Ended
Dec. 31, 2013
Fixed Assets, at Cost, Less Accumulated Depreciation [Abstract]
Fixed Assets, at Cost, Less Accumulated Depreciation
Note 6 - Fixed Assets, at Cost, Less Accumulated Depreciation

	December 31	December 31
	2012	2013
Land	$379	$379
Building	13,754	13,754
Communications equipment	57,667	70,528
Office furniture and equipment	6,472	8,105
Motor vehicles	822	852
Leasehold improvements	6,023	8,665
	85,117	102,283
Accumulated depreciation and amortization	42,446	55,839

Fixed assets, net	$42,671	$46,444

Depreciation expenses for the years ended December 31, 2011, 2012 and 2013 are $8,072, $8,549 and $8,762, respectively.